CONSOLIDATED CASH FLOW STATEMENT - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Operating activities
Operating income before financial items	kr (103,724)	kr (140,481)	kr (132,691)
Adjustments for non-cash items (NOTE 25)	6,420	15,310	4,804
Interest received (NOTE 15)	101	92	786
Interest paid (NOTE 15)	(10,126)	(2,515)	(1,664)
Cash flow from operating activities before changes in working capital	(107,329)	(127,595)	(128,766)
Changes in working capital
Change in inventories (NOTE 7)	2,869	(2,783)	(11,297)
Change in accounts receivable - trade (NOTE 18)	(1,543)	(198)	(4,798)
Change in other current receivables (NOTE 18,19,20)	335	(3,584)	(561)
Change in accounts payable (NOTE 18)	(11,755)	(6,616)	13,218
Change in other current liabilities (NOTE 18,22,23,26)	(6,211)	7,764	4,077
Cash flow from operating activities	(123,634)	(133,011)	(128,126)
Investing activities
Investments in intangible assets (NOTE 5,12)	(21,037)	(7,445)	(17,960)
Investments in property, plant and equipment (NOTE 11)	(415)	(515)	(1,974)
Divestment of short-term investments (NOTE 18)		20,000	30,000
Cash flow from investing activities	(21,452)	12,039	10,066
Financing activities
Repayment of liabilities to credit institutions (NOTE 18)		(20,000)
Loans raised (NOTE 26)	3,000		35
Loans repaid (NOTE 26)	(39,000)		(35)
Convertible loans (NOTE 17,18,25)	21,000	84,000	28,000
Convertible loans repaid (NOTE 18)		(2,000)
Warrants (NOTE 17)	199		27
New share issues (NOTE 18,21,25)	159,282	70,000	106,196
Issue expenses (NOTE 21)	(11,826)	(9,245)	(16,774)
Cash flow from financing activities	132,656	122,755	117,449
Cash flow for the year	(12,430)	1,783	(610)
Translation differences	10	10	(19)
Cash and cash equivalents at beginning of year	28,001	26,208	26,837
Cash and cash equivalents at end of year (NOTE 18)	kr 15,580	kr 28,001	kr 26,208